CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Software licenses	$ 1,123	$ 1,635	$ 1,370
Services	8,448	13,043	12,967
Maintenance	2,815	2,477	2,324
Total revenues	12,386	17,155	16,661
Cost of revenues:
Software licenses	93	349	238
Services	7,525	10,115	10,047
Maintenance	758	778	648
Total cost of revenues	8,376	11,242	10,933
Gross profit	4,010	5,913	5,728
Operating expenses:
Research and development	2,910	3,478	3,490
Sales and marketing	3,556	4,993	6,205
General and administrative	4,268	4,789	4,433
Goodwill impairment		3,096
Restructuring costs		196
Total operating expenses	10,734	16,552	14,128
Operating loss	(6,724)	(10,639)	(8,400)
Financial income (expenses), net	(12)	79	708
Loss from continuing operations before taxes	(6,736)	(10,560)	(7,692)
Income tax benefit (expense)	(62)	(49)	93
Net loss from continuing operations	(6,798)	(10,609)	(7,599)
Income from discontinued operation, net of taxes (in the amount of $ 0, $ 0 and $ 227, respectively)			583
Net loss	$ (6,798)	$ (10,609)	$ (7,016)
Basic and diluted net loss per share:
From continuing operations	$ (1.63)	$ (2.55)	$ (1.83)
From discontinued operation			$ 0.14
Basic and diluted net loss per share	$ (1.63)	$ (2.55)	$ (1.69)
Weighted average number of shares used in computing basic and diluted net earnings (loss) per share	4,159,134	4,158,227	4,141,331